Employees and directors, Additional Share Grants (Details) $ in Thousands	12 Months Ended						18 Months Ended
	Apr. 30, 2017 USD ($) shares		Apr. 30, 2017 GBP (£) shares	Apr. 30, 2016 USD ($) shares		Apr. 30, 2016 GBP (£) shares	Oct. 31, 2018 USD ($) shares yr		Oct. 31, 2018 GBP (£) shares yr		Oct. 31, 2018 GBP (£) shares	Apr. 30, 2017 GBP (£) shares
Number of Options [Abstract]
Exercised (in shares)	(8,607,889)		(8,607,889)	(9,264,743)		(9,264,743)	(18,156,060)		(18,156,060)
Outstanding at ending period (in shares)							800,000		800,000
Share-Based Payment Significant Inputs [Abstract]
Weighted average share price at the grant date (in pounds per share) | £			£ 11.05						£ 18.35
Expected option life	3		3				1.96		1.96
Share based payment, range of exercise price [Abstract]
Number of options (in shares)							800,000		800,000		800,000
Additional share grants [Abstract]
Expected option life	3		3				1.96		1.96
Share based compensation charge | $	$ 31,463	[1],[2]		$ 26,254	[1],[2]		$ 64,284
Bottom of Range [Member]
Share-Based Payment Significant Inputs [Abstract]
Expected volatility	25.81%		25.81%				28.00%		28.00%
Expected dividend yield	2.90%		2.90%				3.26%		3.26%
Annual risk-free interest rate	1.71%		1.71%				0.43%		0.43%
Additional share grants [Abstract]
Expected volatility	25.81%		25.81%				28.00%		28.00%
Expected dividend yield	2.90%		2.90%				3.26%		3.26%
Annual risk-free interest rate	1.71%		1.71%				0.43%		0.43%
Top of Range [Member]
Share-Based Payment Significant Inputs [Abstract]
Expected volatility	26.11%		26.11%				31.00%		31.00%
Expected dividend yield	3.30%		3.30%				5.29%		5.29%
Annual risk-free interest rate	2.08%		2.08%				0.84%		0.84%
Additional share grants [Abstract]
Expected volatility	26.11%		26.11%				31.00%		31.00%
Expected dividend yield	3.30%		3.30%				5.29%		5.29%
Annual risk-free interest rate	2.08%		2.08%				0.84%		0.84%
Additional Share Grants [Member]
Number of Options [Abstract]
Outstanding at beginning period (in shares)	3,262,000		3,262,000				3,262,000		3,262,000
Exercised (in shares)	0		0				(200,000)		(200,000)
Lapsed (in shares)	0		0				(2,412,000)		(2,412,000)
Cancelled (in shares)	0		0				(3,276,000)		(3,276,000)
Granted (in shares)	0		0				13,115,000		13,115,000
Outstanding at ending period (in shares)	3,262,000		3,262,000	3,262,000		3,262,000	10,489,000		10,489,000
Exercisable at ending period (in shares)											3,062,000	3,062,000
Weighted Average Exercise Price [Abstract]
Outstanding at beginning period (in pounds per share) | £			£ 0						£ 0
Exercised (in pounds per share) | £			0						0
Lapsed (in pounds per share) | £			0						0
Forfeited (in pounds per share) | £			0						0
Granted (in pounds per share) | £			0						0
Outstanding at period end (in pounds per share) | £			0			£ 0			0
Exercisable at ending period (in pounds per share) | £			£ 0						£ 0
Number of Granted and Cancelled shares [Abstract]
Number of shares granted and cancelled (in shares)	0		0				3,276,000		3,276,000
Number of shares replacement (in shares)	0		0				13,115,000		13,115,000
Share based payment, range of exercise price [Abstract]
Weighted average exercise price (in pounds per share) | £			£ 0			£ 0			£ 0		£ 0	£ 0
Number of options (in shares)	3,262,000		3,262,000	3,262,000		3,262,000	3,262,000		3,262,000		10,489,000	3,262,000
Weighted average remaining contractual life (in years)											5.5	7.6
Additional share grants [Abstract]
Share based compensation charge | $	$ 6,600			$ 7,600			$ 45,600
Defined benefit plan, amount charged to consolidated statement of comprehensive income of national insurance | $	$ 7,000			$ 2,800			$ 2,500
Additional Share Grants [Member] | Monte-Carlo simulation model [Member]
Share-Based Payment Significant Inputs [Abstract]
Weighted average share price at the grant date (in pounds per share) | £									£ 4.80
Additional Share Grants [Member] | The Attachmate Group, Inc. [Member]
Share-Based Payment Significant Inputs [Abstract]
Weighted average share price at the grant date (in pounds per share) | £									£ 4.40
Expected volatility							26.11%		26.11%
Expected dividend yield							3.20%		3.20%
Expected option life | yr							3		3
Annual risk-free interest rate							2.08%		2.08%
Additional share grants [Abstract]
Performance condition one							0% if the Shareholder Return percentage (as defined below) is 50% or less;		0% if the Shareholder Return percentage (as defined below) is 50% or less;
Performance condition two							100% if the Shareholder Return percentage is 100% or more; and		100% if the Shareholder Return percentage is 100% or more; and
Performance condition three							A percentage determined on a straight line basis between (i) and (ii) above.		A percentage determined on a straight line basis between (i) and (ii) above.
Performance condition return calculated by deducting (in pounds per share) | £									£ 8.19425
Duration of performance condition return calculated by deducting							20 days		20 days
Exercise price, share options granted | £									£ 11.24
Expected volatility							26.11%		26.11%
Expected dividend yield							3.20%		3.20%
Expected option life | yr							3		3
Annual risk-free interest rate							2.08%		2.08%
Additional Share Grants [Member] | HPE Software Business [Member]
Additional share grants [Abstract]
Performance condition one							0% if the Shareholder Return percentage (as defined below) is 50% or less;		0% if the Shareholder Return percentage (as defined below) is 50% or less;
Performance condition two							100% if the Shareholder Return percentage is 100% or more; and		100% if the Shareholder Return percentage is 100% or more; and
Performance condition three							A percentage determined on a straight line basis between (i) and (ii) above.		A percentage determined on a straight line basis between (i) and (ii) above.
Performance condition return calculated by deducting (in pounds per share) | £									£ 18.1775
Duration of performance condition return calculated by deducting							20 days		20 days
Duration of ordinary shares will remain exercisable							84 months		84 months
Additional Share Grants [Member] | Range One [Member]
Number of Options [Abstract]
Outstanding at beginning period (in shares)							3,262,000		3,262,000
Outstanding at ending period (in shares)	3,262,000		3,262,000				10,489,000		10,489,000
Weighted Average Exercise Price [Abstract]
Outstanding at beginning period (in pounds per share) | £									£ 0
Outstanding at period end (in pounds per share) | £			£ 0						0
Share based payment, range of exercise price [Abstract]
Range of exercise price (in dollars per share) | £											£ 0.00
Weighted average exercise price (in pounds per share) | £			£ 0						£ 0		£ 0	£ 0
Number of options (in shares)	3,262,000		3,262,000				10,489,000		10,489,000		10,489,000	3,262,000
Weighted average remaining contractual life (in years)											5.5	7.6
Additional Share Grants [Member] | Kevin Loosemore [Member]
Number of Options [Abstract]
Cancelled (in shares)							(1,100,000)		(1,100,000)
Number of Granted and Cancelled shares [Abstract]
Number of shares granted and cancelled (in shares)							1,100,000		1,100,000
Additional Share Grants [Member] | Stephen Murdoch [Member]
Number of Options [Abstract]
Cancelled (in shares)							(500,000)		(500,000)
Number of Granted and Cancelled shares [Abstract]
Number of shares granted and cancelled (in shares)							500,000		500,000
Additional share grants [Abstract]
Increase in number of share options granted in share-based payment arrangement							447,000		447,000
Additional Share Grants [Member] | Chris Kennedy [Member]
Number of Options [Abstract]
Cancelled (in shares)							(500,000)	[3]	(500,000)	[3]
Number of Granted and Cancelled shares [Abstract]
Number of shares granted and cancelled (in shares)							500,000	[3]	500,000	[3]
Additional share grants [Abstract]
Increase in number of share options granted in share-based payment arrangement							176,000		176,000
Additional Share Grants [Member] | Mike Phillips [Member]
Number of Options [Abstract]
Cancelled (in shares)							(676,000)		(676,000)
Number of Granted and Cancelled shares [Abstract]
Number of shares granted and cancelled (in shares)							676,000		676,000
Additional Share Grants [Member] | Nils Brauckmann [Member]
Number of Options [Abstract]
Cancelled (in shares)							(500,000)		(500,000)
Number of Granted and Cancelled shares [Abstract]
Number of shares granted and cancelled (in shares)							500,000		500,000
New Additional Share Grants [Member]
Number of Options [Abstract]
Granted (in shares)							3,899,000		3,899,000
Number of Granted and Cancelled shares [Abstract]
Number of shares replacement (in shares)							3,899,000		3,899,000
New Additional Share Grants [Member] | Kevin Loosemore [Member]
Number of Options [Abstract]
Granted (in shares)							1,100,000		1,100,000
Number of Granted and Cancelled shares [Abstract]
Number of shares replacement (in shares)							1,100,000		1,100,000
New Additional Share Grants [Member] | Stephen Murdoch [Member]
Number of Options [Abstract]
Granted (in shares)							947,000		947,000
Number of Granted and Cancelled shares [Abstract]
Number of shares replacement (in shares)							947,000		947,000
New Additional Share Grants [Member] | Chris Kennedy [Member]
Number of Options [Abstract]
Granted (in shares)							676,000	[3]	676,000	[3]
Number of Granted and Cancelled shares [Abstract]
Number of shares replacement (in shares)							676,000	[3]	676,000	[3]
New Additional Share Grants [Member] | Mike Phillips [Member]
Number of Options [Abstract]
Granted (in shares)							676,000		676,000
Number of Granted and Cancelled shares [Abstract]
Number of shares replacement (in shares)							676,000		676,000
New Additional Share Grants [Member] | Nils Brauckmann [Member]
Number of Options [Abstract]
Granted (in shares)							500,000		500,000
Number of Granted and Cancelled shares [Abstract]
Number of shares replacement (in shares)							500,000		500,000

[1]	The comparatives for the 12 months to April 30, 2017 and 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[3]	The share options awarded to Chris Kennedy's replacement HPE Software ASGs will lapse as a result of his resignation and subsequent leaving employment in February 2019. This has been reflected in the share options disclosures.